Subsequent Events (Details)		1 Months Ended
	Mar. 01, 2022 shares	Mar. 24, 2022 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Subsequent Events (Details) [Line Items]
Notes payable outstanding				$ 17,000	$ 520,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised shares (in Shares) | shares			4,375,000
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 1.6
Total proceeds warrants amount | $			$ 7,000,000
Warrants, description			Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027. In connection with the offering, the Company incurred $221,628 in deferred financing costs as of December 31, 2021.
Converted shares (in Shares) | shares	171,608
Issuance of share units (in Shares) | shares		590,625
Exchange for the forgiveness | $		$ 1.48
Accrued interest | $		$ 874,125